UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 169.3%
Long-Term Municipal Bonds - 166.8%
New York - 142.7%
Albany IDA (St. Peters Hosp Proj)
Series A
5.75%, 11/15/22	$205	$171,845
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19	380	400,136
Erie Cnty IDA (City of Buffalo Proj)
FSA Series 03
5.75%, 5/01/23	1,250	1,301,900
Hempstead IDA (Adelphi Univ Civic Fac)
Series 02
5.50%, 6/01/32	1,320	1,259,874
Long Island Pwr Auth
FGIC Series 06A
5.00%, 12/01/19	650	683,300
Madison Cnty Hlth Fac (Oneida Hlth Systems)
ASSET GTY Series 01
5.35%, 2/01/31	1,500	1,098,855
Metro Transp Auth (Dedicated Tax Fund)
Series 02A
5.125%, 11/15/31	5,500	5,065,995
Nassau Cnty Hlth Care Corp. (Nassau Hlth Sys) (Prerefunded)
FSA Series 99
5.75%, 8/01/29	2,400	2,506,968
New York City (Prerefunded)
Series 01B
5.50%, 12/01/31 (a)	5,000	5,613,200
Series 04G
5.00%, 12/01/23	780	786,217
Series 04I
5.00%, 8/01/21	1,000	1,024,090

Series C
5.50%, 9/15/19	905	1,066,660
New York City (Unrefunded)
Series 1
5.75%, 3/01/17	260	285,446
Series C
5.50%, 9/15/19	95	102,105
New York City HDC MFHR (Rental Hsg) AMT
Series 02A
5.50%, 11/01/34	1,250	1,123,300
New York City IDA (Brooklyn Navy Yard) AMT
Series 97
5.75%, 10/01/36	2,000	1,295,300
New York City IDA (Magen David Yeshivah Proj)
ACA Series 02
5.70%, 6/15/27	400	300,056
New York City IDA (Terminal One Group Assoc Proj)
Series 05
5.50%, 1/01/24 (b)	200	166,388
New York City Muni Wtr Fin Auth
Series 02A
5.125%, 6/15/34	5,000	4,926,400
Series 03A
5.00%, 6/15/27	2,000	2,009,220
New York City Trust for Cultural Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	5,000	4,996,450
New York St Dorm Auth (Cabrini of Westchester)
GNMA
5.10%, 2/15/26	500	486,680
New York St Dorm Auth (FHA Insured Maimonides)
MBIA Series 04
5.75%, 8/01/29	5,000	5,077,450
New York St Dorm Auth (Jewish Brd Fam & Children)
AMBAC Series 03
5.00%, 7/01/23	1,000	945,910
New York St Dorm Auth (Mental Hlth Svc) (Prerefunded)
MBIA
5.25%, 8/15/31	290	320,105
5.25%, 8/15/31	1,990	1,834,402

MBIA Series 01B
5.25%, 8/15/31	3,220	3,554,268
New York St Dorm Auth (North Shore-Long Island Jewish Oblig Group)
5.00%, 5/01/22	345	323,061
New York St Dorm Auth (NYU Hosp Ctr)
Series 07A
5.00%, 7/01/22	300	205,977
Series B
5.25%, 7/01/24	200	136,214
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/26 (c)	3,000	3,050,370
New York St Dorm Auth (Willow Towers Proj)
GNMA Series 02
5.40%, 2/01/34	2,500	2,521,225
New York St Enviro Fac Corp. (Revolving Funds - NYC Muni Wtr)
5.00%, 6/15/24 - 6/15/27 (c)	3,000	3,056,325
New York St Hsg Fin Agy MFHR (Patchogue Apts) AMT
SONYMA Series 02A
5.35%, 2/15/29	2,090	1,860,664
New York St Mtg Agy SFMR (Mtg Rev) AMT
Series 01-29
5.45%, 4/01/31 (d)	11,000	9,456,370
New York St Pwr Auth
MBIA Series C
5.00%, 11/15/19	1,320	1,465,345
New York St Tobacco Settlement Fin Corp.
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,070,840
New York St Urban Dev Corp. (Personal Income Tax) (Prerefunded)
Series 02A
5.25%, 3/15/32	5,000	5,617,050
Niagara Cnty Ed Fac (Niagara Univ Proj)
ASSET GTY Series 01A
5.40%, 11/01/31	1,435	1,210,265
Onondaga Cnty IDA (Cargo ACQ) AMT
Series 02
6.125%, 1/01/32	1,000	693,970
Seneca Cnty IDA (New York Chiropractic Coll)
5.00%, 10/01/27	185	125,049

Triborough Brdg & Tunnel Auth (Prerefunded)
Series 01A
5.00%, 1/01/32	4,245	4,704,649
Series 02A
5.125%, 1/01/31	2,500	2,775,800
Triborough Brdg & Tunnel Auth (Unrefunded)
Series 01A
5.00%, 1/01/32	755	729,005
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	300	207,102
Yonkers IDA (Malotz Pavillion Proj)
MBIA Series 99
5.65%, 2/01/39	1,200	1,113,660

		91,725,461

California - 1.4%
California
Series 04
5.00%, 2/01/33	1,000	902,730

Colorado - 0.4%
Northwest Metro Dist No 3
6.125%, 12/01/25	500	270,840

Florida - 5.1%
Capital Region CDD (South Wood)
Series 01A-2
6.85%, 5/01/31	1,155	963,801
Hamal CDD (Prerefunded)
Series 01
6.65%, 5/01/21	1,085	1,222,567
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,135	1,056,004

		3,242,372

Illinois - 0.6%
Bolingbrook (Bolingbrook-Sales Tax)
6.25%, 1/01/24	500	349,370

Ohio - 0.4%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	300	250,449

Pennsylvania - 0.3%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	305	218,475

Puerto Rico - 15.9%
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	484,905
Series 04A
5.25%, 7/01/19	510	478,513
Puerto Rico Elec Pwr Auth (Prerefunded)
XLCA Series 02-2
5.25%, 7/01/31	3,050	3,463,061
Puerto Rico HFC SFMR (Mtg Rev) AMT
GNMA Series 01C
5.30%, 12/01/28	1,690	1,657,366
Puerto Rico Hwy & Transp Auth (Prerefunded)
Series 02D
5.375%, 7/01/36	3,250	3,615,268
Puerto Rico Pub Bldg Auth (Commonwealth Guaranteed)
Series N
5.50%, 7/01/22	585	542,564

		10,241,677

Total Long-Term Municipal Bonds (cost $108,861,722)		107,201,374

Short-Term Municipal Notes - 2.5%
New York - 2.5%
Port Auth NY & NJ Spl Oblig Rev
0.25%, 6/01/20 (e)	1,200	1,200,000
Syracuse IDA (Syracuse Univ)
0.40%, 12/01/37 (e)	400	400,000

Total Short-Term Municipal Notes (cost $1,600,000)		1,600,000

Total Investments - 169.3% (cost $110,461,722) (f)		108,801,374
Other assets less liabilities - (5.8)%		(3,729,478)
Preferred Stock at redemption value - (63.5)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)		$64,271,896

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$7,500	12/15/11	1.828%	SIFMA	*	$28,251
JP Morgan Chase	7,500	9/20/09	2.080%	SIFMA	*	(89,567)
JP Morgan Chase	7,500	11/20/10	1.855%	SIFMA	*	(79,143)
Merrill Lynch	1,200	7/30/26	4.090%	SIFMA	*	(136,851)
Merrill Lynch	1,300	8/09/26	4.063%	SIFMA	*	(151,839)
Merrill Lynch	2,000	11/15/26	4.377%	SIFMA	*	(320,509)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of January 31, 2009.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Position, or portion thereof, has been segregated to collateralize tender option bonds.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,063,774 and gross unrealized depreciation of investments was $5,724,122, resulting in net unrealized depreciation of $1,660,348.
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 53% of net assets in insured bonds (of this amount 15% represents the Portfolio’s holding in pre-refunded insured bonds). 21% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
ASSET GTY	- Asset Guaranty Insurance Company AKA Radian
CDD	- Community Development District
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
HDC	- Housing Development Corporation
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
MBIA	- Municipal Bond Investors Assurance
MFHR	- Multi-Family Housing Revenue
SFMR	- Single Family Mortgage Revenue
SONYMA	- State of New York Mortgage Agency
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		108,801,374			– 0	–
Level 3		– 0	–		(749,658)

Total		$108,801,374			$(749,658)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/2008	$	– 0	–	$(247,553)
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	(502,105)
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$(749,658)

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$(502,105)

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009